Derivative Financial Instruments and Hedge Accounting (Tables)	6 Months Ended
Sep. 30, 2025
Text Block1 [Abstract]
Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at September 30, 2025 and March 31, 2025.

	At September 30, 2025
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,787,153,225	¥4,195,844	¥4,648,494	¥74,414,159	¥600,873	¥826,361
Futures	173,876,202	14,257	19,093	1,790,323	297	201
Listed Options	129,221,366	7,131	14,152	—	—	—
Forwards	46,118,414	12	180	—	—	—
Swaps	1,148,579,287	3,383,517	3,379,559	72,416,990	600,576	793,537
OTC Options	289,357,956	790,927	1,235,510	206,846	—	32,623
Currency derivatives	286,836,574	3,335,960	2,498,475	20,019,242	105,545	1,231,296
Futures	53,391	3,400	2,834	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	136,145,576	1,199,117	1,238,764	7,948,703	31,917	208,167
Swaps	135,181,384	1,954,971	1,019,219	12,070,539	73,628	1,023,129
OTC Options	15,456,223	178,472	237,658	—	—	—
Equity derivatives	2,584,994	34,700	26,589	—	—	—
Futures	1,948,418	10,143	11,468	—	—	—
Listed Options	349,559	11,982	10,060	—	—	—
Forwards	37,411	3,682	372	—	—	—
Swaps	32,663	343	1,017	—	—	—
OTC Options	216,943	8,550	3,672	—	—	—
Commodity derivatives	255,255	8,279	7,042	—	—	—
Futures	120,329	3,289	3,379	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	128,430	4,878	3,620	—	—	—
OTC Options	6,496	112	43	—	—	—
Credit derivatives	3,708,740	25,293	41,094	—	—	—

Total derivative financial instruments	¥2,080,538,788	¥7,600,076	¥7,221,694	¥94,433,401	¥706,418	¥2,057,657

	At March 31, 2025
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥1,647,024,810	¥4,459,310	¥4,876,544	¥82,319,161	¥610,989	¥904,337
Futures	89,708,676	21,022	18,155	10,784,613	979	11,420
Listed Options	127,145,993	18,358	22,843	—	—	—
Forwards	39,526,819	258	1,918	—	—	—
Swaps	1,105,571,439	3,624,648	3,542,617	71,326,701	610,010	857,991
OTC Options	285,071,883	795,024	1,291,011	207,847	—	34,926
Currency derivatives	255,610,108	2,888,987	1,827,299	22,432,574	162,839	1,633,786
Futures	12,976	—	94	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	119,480,108	935,964	1,103,594	8,511,080	57,888	153,892
Swaps	123,676,347	1,754,071	479,671	13,921,494	104,951	1,479,894
OTC Options	12,440,677	198,952	243,940	—	—	—
Equity derivatives	2,729,785	161,801	22,092	—	—	—
Futures	1,882,834	28,003	10,533	—	—	—
Listed Options	332,227	5,406	8,462	—	—	—
Forwards	250,439	119,372	180	—	—	—
Swaps	36,576	694	225	—	—	—
OTC Options	227,709	8,326	2,692	—	—	—
Commodity derivatives	175,113	5,652	4,384	—	—	—
Futures	85,473	1,807	1,796	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	84,608	3,771	2,525	—	—	—
OTC Options	5,032	74	63	—	—	—
Credit derivatives	3,349,082	23,438	34,816	—	—	—

Total derivative financial instruments	¥1,908,888,898	¥7,539,188	¥6,765,135	¥104,751,735	¥773,828	¥2,538,123

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments
The Group applies fair value hedge accounting to mitigate the risk of changes in the fair value of certain fixed rate financial assets and liabilities. The table below represents the amounts related to items designated as hedging instruments at September 30, 2025 and March 31, 2025.

	At September 30, 2025			At March 31, 2025
	Notional amounts	Carrying amounts		Notional amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities

	(In millions)
Interest rate risk
Interest rate swaps	¥9,670,779	¥119,950	¥353,293	¥9,345,733	¥121,920	¥420,524
Interest rate options	206,846	—	32,623	207,847	—	34,926

Schedule of Hedges of Net Investments in Foreign Operations	The table below represents the amounts related to items designated as hedging instruments at September 30, 2025 and M
arch 31, 2025.

	At September 30, 2025			At March 31, 2025
	Nominal amounts	Carrying amounts		Nominal amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities

	(In millions)
Foreign exchange forward contracts	¥3,540,742	¥8,100	¥192,083	¥3,626,636	¥34,176	¥110,254
Foreign currency denominated financial liabilities	211,556	—	211,556	212,580	—	212,580